[Letterhead of Kirkland & Ellis LLP]

Citigroup Center

153 East 53rd Street

New York, New York 10022-4675

(212) 446-4800	Facsimile: (212) 446-4900

July 19, 2006

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Registration Statement on Form S-1 of Innophos Holdings, Inc.

Ladies and Gentlemen:

On behalf of Innophos Holdings, Inc. (the “Issuer”), for filing under the Securities Act of 1933, as amended, we are transmitting two copies of the above-referenced Registration Statement on Form S-1 of the Issuer. The Issuer has previously sent by wire transfer funds in the amount of $16,050 to cover the registration fee.

The Issuer has informed us that it is aware of its obligations under the Securities Act of 1933, as amended.

Should you have any questions or comments regarding this filing, please direct them to the undersigned at (212) 446-4793.

Sincerely,

/s/ Jason R. Norton

Jason R. Norton

Chicago	London	Los Angeles	Washington D.C.